Empower Lifetime 2050 Fund Annual Total Returns	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Empower Lifetime 2050 Fund | Investor
Prospectus [Line Items]
Annual Return [Percent]	17.26%	11.14%	17.05%	(16.95%)	16.15%	13.96%	24.82%	(9.54%)	20.59%